CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Products	$ 157,531	$ 133,554	$ 155,691
Services	77,602	101,312	115,875
Total revenues	235,133	234,866	271,566
Cost of revenues:
Products	106,905	86,304	96,805
Services	44,593	68,906	76,832
Total cost of revenues	151,498	155,210	173,637
Gross profit	83,635	79,656	97,929
Operating expenses:
Research and development, net	25,158	27,900	29,241
Selling and marketing	32,537	32,214	34,988
General and administrative	20,903	23,071	23,618
Restructuring costs		564	315
Impairment of goodwill and intangible assets			31,879
Total operating expenses	78,598	83,749	120,041
Operating income (loss)	5,037	(4,093)	(22,112)
Financial expenses, net	(3,837)	(6,239)	(3,432)
Other income			2,729
Income (loss) before taxes on income	1,200	(10,332)	(22,815)
Taxes on income (tax benefit)	1,901	(755)	(1,893)
Net loss from continuing operations	(701)	(9,577)	(20,922)
Net loss from discontinued operations	(795)	(8,320)	(2,270)
Net loss	$ (1,496)	$ (17,897)	$ (23,192)
Net loss per share (basic and diluted):
Continuing operations	$ (0.02)	$ (0.23)	$ (0.51)
Discontinued operations	$ (0.02)	$ (0.20)	$ (0.05)
Total loss per share	$ (0.04)	$ (0.43)	$ (0.56)
Weighted average number of shares used in computing net loss per share:
Basic and diluted	42,444,482	41,960,925	41,410,409